SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, INTERMEX HOLDINGS, INC. (FY) (Details)	1 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 26, 2018 USD ($)	Dec. 19, 2017 USD ($)	May 27, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash Balances [Abstract]
Cash				$ 362,581	$ 82,614	$ 0			$ 0
Prepaid Expenses and Other Assets [Abstract]
Restricted cash maintained by united states bank and collateral for an irrevocable stand-by letter of credit							$ 2,000,000	$ 2,000,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Concentration of Credit Risk [Abstract]
Amount exceeded of federally insured limits				31,739,808
Cash Balances [Abstract]
Cash in U.S. dollars in U.S. banks				55,375,471
Cash in Foreign Banks and Foreign Currency				3,774,454
Petty cash				5,693
Cash	$ 43,988,585			59,155,618
Prepaid Expenses and Other Assets [Abstract]
Restricted cash maintained by united states bank and collateral for an irrevocable stand-by letter of credit			$ 639,662	639,662				$ 2,000,000
Goodwill and Other Intangible Assets [Abstract]
Impairment charges				0
Debt Issuance Costs [Abstract]
Debt issuance cost				4,682,830
Unamortized debt issuance costs is recorded in balance sheets as an offset to related debt				4,347,602
Amortization of debt issuance costs included as a component of interest expenses in statements		$ 17,142	$ 463,925	335,221
Advertising Costs [Abstract]
Advertising costs				1,653,596
Foreign Currency Translation [Abstract]
(Losses) or gains from foreign currency transactions				$ (17,044)
Segments [Abstract]
Number of reportable segments | Segment				1
Intermex Holdings, Inc. and Subsidiaries [Member] | Maximum [Member]
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Number of days recorded upon initiation of wire transfer				5 days
Intermex Holdings, Inc. and Subsidiaries [Member] | Mexico Pesos [Member] | Forward Foreign Exchange Contract [Member]
Derivative Instruments [Abstract]
Period for forward contracts				5 days
Notional amounts				$ 8,200,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Guatemala Quetzals [Member] | Forward Foreign Exchange Contract [Member]
Derivative Instruments [Abstract]
Period for forward contracts				5 days
Notional amounts				$ 8,100,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Debt Issuance Costs [Abstract]
Debt issuance cost	1,928,089
Intermex Holdings, Inc. and Subsidiaries [Member] | Trade Name [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life				15 years
Intermex Holdings, Inc. and Subsidiaries [Member] | Agent Relationships [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life				15 years
Intermex Holdings, Inc. and Subsidiaries [Member] | Developed Technology [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life				15 years
Intermex Holdings, Inc. and Subsidiaries [Member] | Other Intangible Assets [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life			10 years	10 years
Intermex Holdings, Inc. and Subsidiaries [Member] | Computer Software [Member]
Property and Equipment [Abstract]
Estimated useful life				5 years
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Concentration of Credit Risk [Abstract]
Amount exceeded of federally insured limits					22,322,423
Cash Balances [Abstract]
Cash in U.S. dollars in U.S. banks					34,437,494
Cash in Foreign Banks and Foreign Currency					3,159,019
Petty cash					4,583
Cash	43,988,585				37,601,096	18,925,469				$ 19,607,811
Prepaid Expenses and Other Assets [Abstract]
Restricted cash maintained by united states bank and collateral for an irrevocable stand-by letter of credit					639,662
Debt Issuance Costs [Abstract]
Debt issuance cost	0				2,315,992	2,789,288
Unamortized debt issuance costs is recorded in balance sheets as an offset to related debt					1,967,380
Amortization of debt issuance costs included as a component of interest expenses in statements	39,298				2,670,976	741,450
Amortization of debt issuance costs includes the write off of debt issuance costs					2,322,372	274,534
Advertising Costs [Abstract]
Advertising costs	96,404				1,124,210	720,030
Foreign Currency Translation [Abstract]
(Losses) or gains from foreign currency transactions	$ 11,608				1,055	$ 20,948
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Mexico Pesos [Member] | Forward Foreign Exchange Contract [Member]
Derivative Instruments [Abstract]
Notional amounts					1,500,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Guatemala Quetzals [Member] | Forward Foreign Exchange Contract [Member]
Derivative Instruments [Abstract]
Notional amounts					$ 6,850,000